Supplement to the Fidelity® Series 100 Index Fund
(formerly Fidelity 100 Index Fund)
January 29, 2010
Prospectus

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of the fund. All references to Mr. Narasimhan are no longer applicable.

HUN-10-01 February 19, 2010
1.857358.106

Supplement to the

Fidelity® Series 100 Index Fund (formerly Fidelity 100 Index Fund)
A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2010

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of the fund. All references to Mr. Narasimhan in the "Management Contract" section beginning on page 25 are no longer applicable.

HUNB-10-01 February 19, 2010
1.848939.103

Supplement to the
Fidelity® Nasdaq
Composite® Index Fund
January 29, 2010
Prospectus

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of the fund. All references to Mr. Narasimhan are no longer applicable.

EIF-10-01 February 19, 2010
1.791563.113

Supplement to the

Fidelity® Nasdaq Composite® Index Fund

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2010

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of the fund. All references to Mr. Narasimhan in the "Management Contract" section beginning on page 25 are no longer applicable.

EIFB-10-01 February 19, 2010
1.807082.107

Supplement to the
Fidelity® Nasdaq Composite® Index Tracking Stock
January 29, 2010
Prospectus

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of the ETF. All references to Mr. Narasimhan are no longer applicable.

ETF-10-01 February 19, 2010
1.790427.111

Supplement to the

Fidelity® Nasdaq Composite® Index Tracking Stock

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2010

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of the ETF. All references to Mr. Narasimhan in the "Management Contract" section beginning on page 32 are no longer applicable.

ETFB-10-01 February 19, 2010
1.790428.108